INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventories	Inventories are summarized as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Raw materials	1,854	—	—
Working in process	505	—	—
Inventories net	2,359	—	—